Segment and Geographic Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of segment information
The following tables summarize the Company's segment information and the consolidated totals reported (in thousands):

	Three Months Ended June 30,
	2025			2024
	Equipment Leasing	Equipment Trading	Totals	Equipment Leasing	Equipment Trading	Totals
Total revenues	$307,903	$1,975	$309,878	$376,865	$2,124	$378,989
Less:
Depreciation and amortization	79,179	189	79,368	135,330	206	135,536
Interest and debt expense	58,500	391	58,891	61,217	169	61,386
Storage and handling	10,914	—	10,914	13,523	—	13,523
Repair costs	2,558	—	2,558	2,328	—	2,328
Other operating expenses	1,292	—	1,292	1,181	—	1,181
Administrative expenses(1)	23,972	315	24,287	23,636	376	24,012
Other (income) expenses(2)	2,006	—	2,006	(1,902)	—	(1,902)
Leasing margin	$129,482	$1,080	$130,562	$141,552	$1,373	$142,925
Net trading margin	—	754	754	—	1,922	1,922
Net gain (loss) on sale of leasing equipment	7,861	—	7,861	(38,118)	—	(38,118)
Transaction and other costs			—			(16,139)
Other costs (income)(3)			—			(1)
Income (loss) before income taxes			$139,177			$90,589
Total assets	9,805,199	96,970	9,902,169	10,945,904	65,805	11,011,709
Purchases of leasing equipment and investments in finance leases(4)	$79,994	$—	$79,994	$293,852	$—	$293,852

	Six Months Ended June 30,
	2025			2024
	Equipment Leasing	Equipment Trading	Totals	Equipment Leasing	Equipment Trading	Totals
Total revenues	$689,072	$3,846	$692,918	$746,554	$3,720	$750,274
Less:
Depreciation and amortization	207,345	383	207,728	271,205	412	271,617
Interest and debt expense	126,379	641	127,020	122,505	333	122,838
Storage and handling	20,982	—	20,982	31,479	—	31,479
Repair costs	5,150	—	5,150	5,065	—	5,065
Other operating expenses	3,451	—	3,451	3,235	—	3,235
Administrative expenses(1)	47,837	576	48,413	45,278	543	45,821
Other (income) expenses(2)	2,236	—	2,236	(1,615)	—	(1,615)
Leasing margin	$275,692	$2,246	$277,938	$269,402	$2,432	$271,834
Net trading margin	—	1,348	1,348	—	2,299	2,299
Net gain (loss) on sale of leasing equipment	18,555	—	18,555	(23,496)	—	(23,496)
Transaction and other costs			—			(21,651)
Other costs (income)(3)			2			(47)
Income (loss) before income taxes			$297,843			$228,939
Total assets	9,805,199	96,970	9,902,169	10,945,904	65,805	11,011,709
Purchases of leasing equipment and investments in finance leases(4)	$100,194	$—	$100,194	$368,160	$—	$368,160
(1)     Certain Administrative expenses have been allocated to the equipment trading segment based on a methodology that is consistent in all the periods presented.
(2) Other segment items primarily include the provision (reversal) for doubtful accounts.
(3)    Other non-allocated costs (income) include unrealized gains or losses on derivative instruments and debt termination expense.
(4)    Represents cash disbursements for purchases of leasing equipment and investments in finance leases as reflected in the Consolidated Statements of Cash Flows for the periods indicated, but excludes cash flows associated with the purchase of equipment held for resale.

Geographic allocation of revenues for the periods indicated based on the customers primary domicile and allocates equipment trading revenue based on the location of sale
The following table summarizes the geographic allocation of total leasing revenues based on customers' primary domicile (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Total revenues:
Asia	$116,750	$135,328	$265,719	$259,354
Europe	159,760	204,971	361,827	403,870
Americas	14,803	22,743	31,021	55,545
Bermuda	1,047	1,050	2,195	2,122
Other International	17,518	14,897	32,156	29,383
Total	$309,878	$378,989	$692,918	$750,274
The following table summarizes the geographic allocation of equipment trading revenues based on the location of the sale (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Total equipment trading revenues:
Asia	$2,181	$6,483	$4,165	$8,474
Europe	2,886	2,605	4,422	4,538
Americas	8,524	2,840	15,275	6,697
Bermuda	—	—	—	—
Other International	2,820	2,043	4,464	4,408
Total	$16,411	$13,971	$28,326	$24,117